CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
OPERATING ACTIVITIES
Net income (loss)	(35,532)	(43,522)	10,579
Items not affecting cash:
Depreciation of property and equipment	8,160	7,678	7,950
Amortization of intangible assets	7,517	5,138	965
Impairment of assets	1,236	3,425	0
Provision for credit losses - Note 5	36,607	31,004	2,559
Expense to settle pre-existing relationships with third-party lenders - Note 3	0	36,820	0
Stock-based compensation	439	733	786
Accretion of long-term debt discount and amortization of deferred financing costs	2,469	1,466	0
Deferred income taxes	12,709	(9,784)	153
Change in non-cash working capital:
Consumer advances receivable, net - Note 5	(29,759)	(8,649)	(2,744)
Other receivables and long-term receivables	11,001	(6,685)	(3,666)
Prepaid expenses, deposits and other assets	(1,595)	559	(2,408)
Income taxes receivable	(11,107)	(4,576)	138
Accounts payable and accrued liabilities	(1,442)	2,915	2,942
Income taxes payable	0	(138)	(2,116)
Deferred revenue	(999)	(1,194)	(1,217)
Deferred lease inducements	(402)	(151)	106
Net cash provided by (used in) operating activities	(698)	15,039	14,027
INVESTING ACTIVITIES
Acquisition of short-term advances (Note 5b(i))	0	(27,235)	0
Expense to settle pre-existing relationships with third-party lenders - Note 3	0	(36,820)	0
Business acquisitions	0	0	(25)
Purchase of intangible assets	(1,461)	(31,068)	(895)
Purchase of property and equipment	(3,044)	(4,713)	(6,826)
Net cash provided by (used in) investing activities	(4,505)	(99,836)	(7,746)
FINANCING ACTIVITIES
Repayment of obligations under capital leases and other obligations	(1,528)	(961)	(778)
Proceeds from issuance of senior secured notes - Note 13	0	102,577	0
Restricted cash (Note 4)	(2,166)	6,281	(3,100)
Funding from (paid to) third-party lenders	(1,207)	(2,697)	0
Deferred financing costs	0	(8,297)	(14)
Dividends paid on common shares - Note 18	0	(6,269)	(7,929)
Issuance of common shares	257	292	2,092
Net cash provided by (used in) financing activities	(4,644)	90,926	(9,729)
INCREASE (DECREASE) IN UNRESTRICTED CASH	(9,847)	6,129	(3,448)
UNRESTRICTED CASH, BEGINNING OF PERIOD	16,063	9,934	13,382
UNRESTRICTED CASH, END OF PERIOD	6,216	16,063	9,934
Supplemental cash flow information:
Interest paid	15,760	7,841	147
Interest received	39	4	30
Income taxes paid (received)	(1,137)	1,204	8,132
Non-cash investing and financing activities:
Addition of capital lease obligations and other obligations	1,366	4,454	121
Addition of consumer loans portfolio in exchange for senior secured notes	0	22,779	0
Addition of intangible asset due to taxable difference on acquisition	0	2,524	0
Addition of goodwill due to taxable difference on acquisition	0	552	0
Addition of property and equipment included in accounts payable and accrued liabilities	62	515	283